Investment Objectives and Goals	May 29, 2025
Capital Group U.S. Large Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group U.S. Large Growth ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
Capital Group U.S. Large Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group U.S. Large Value ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.